HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AUTOMOTIVE - 3.5%
5,500	Tesla, Inc.(a)	$ 1,747,130

	BANKING - 14.3%
30,000	Bank of America Corporation	1,419,600
23,000	Citigroup, Inc.	1,957,760
6,000	JPMorgan Chase & Company	1,739,460
25,000	Wells Fargo & Company	2,003,000
		7,119,820
	BIOTECH & PHARMA - 6.5%
8,000	AbbVie, Inc.	1,484,960
2,250	Eli Lilly & Company	1,753,942
		3,238,902
	DIVERSIFIED INDUSTRIALS - 2.5%
8,000	3M Company	1,217,920

	E-COMMERCE DISCRETIONARY - 3.5%
8,000	Amazon.com, Inc.(a)	1,755,120

	ELECTRIC UTILITIES - 3.9%
10,000	Vistra Corporation	1,938,100

	INSTITUTIONAL FINANCIAL SERVICES - 7.2%
2,500	Goldman Sachs Group, Inc. (The)	1,769,375
13,000	Morgan Stanley	1,831,180
		3,600,555
	INSURANCE - 2.2%
2,250	Berkshire Hathaway, Inc., Class B(a)	1,092,983

	INTERNET MEDIA & SERVICES - 4.5%
3,000	Meta Platforms, Inc., Class A	2,214,270

	OIL & GAS PRODUCERS - 6.2%
5,000	Exxon Mobil Corporation	539,000
17,000	ONEOK, Inc.	1,387,710

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	OIL & GAS PRODUCERS - 6.2% (Continued)
30,000	Viper Energy, Inc.	$ 1,143,900
		3,070,610
	RETAIL - CONSUMER STAPLES - 8.3%
1,500	Costco Wholesale Corporation	1,484,910
27,000	Walmart, Inc.	2,640,060
		4,124,970
	SEMICONDUCTORS - 16.4%
10,000	Broadcom, Inc.	2,756,500
22,500	NVIDIA Corporation	3,554,775
8,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,811,920
		8,123,195
	SOFTWARE - 5.0%
5,000	Microsoft Corporation	2,487,050

	SPECIALTY FINANCE - 4.5%
7,000	American Express Company	2,232,860

	TECHNOLOGY HARDWARE - 5.0%
12,000	Apple, Inc.	2,462,040

	TECHNOLOGY SERVICES - 2.9%
4,000	Visa, Inc., Class A	1,420,200

	TRANSPORTATION & LOGISTICS - 2.3%
5,000	Union Pacific Corporation	1,150,400

	TOTAL COMMON STOCKS (Cost $28,892,398)	48,996,125

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.3%
MONEY MARKET FUNDS - 1.3%
662,027	First American Treasury Obligations Fund, Class X, 4.24% (Cost $662,027)(b)	$ 662,027

	TOTAL INVESTMENTS - 100.0% (Cost $29,554,425)	$ 49,658,152
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(10,502)
	NET ASSETS - 100.0%	$ 49,647,650

ADR	- American Depositary Receipt
Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(c)	Amount represents less than 0.05%.